                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6174
-------------------------------------------------------------------------------

                            MFS INSTITUTIONAL TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: June 30
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2006
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

09/30/06
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

MFS Institutional International Equity Fund

ISSUER                                                                                          SHARES/PAR              VALUE ($)
COMMON STOCKS - 98.5%

ALCOHOLIC BEVERAGES - 3.8%
Diageo PLC                                                                                       2,406,344         $   42,493,666
Pernod Ricard S.A. (l)                                                                             189,949             39,533,711
                                                                                                                   --------------
                                                                                                                   $   82,027,377
                                                                                                                   --------------
APPAREL MANUFACTURERS - 3.1%
Li & Fung Ltd.                                                                                   7,402,600         $   18,395,684
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                          483,098             49,782,946
                                                                                                                   --------------
                                                                                                                   $   68,178,630
                                                                                                                   --------------
AUTOMOTIVE - 3.7%
Bridgestone Corp.                                                                                1,420,100         $   28,679,779
Toyota Motor Corp. (l)                                                                             945,100             51,378,483
                                                                                                                   --------------
                                                                                                                   $   80,058,262
                                                                                                                   --------------
BIOTECHNOLOGY - 0.5%
Actelion Ltd. (a)                                                                                   69,580         $    9,981,730
                                                                                                                   --------------
BROADCASTING - 2.9%
Grupo Televisa S.A., ADR                                                                         1,130,000         $   24,023,800
WPP Group PLC                                                                                    3,125,960             38,731,649
                                                                                                                   --------------
                                                                                                                   $   62,755,449
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 1.5%
Julius Baer Holding Ltd.                                                                           336,014         $   33,559,753
                                                                                                                   --------------
CHEMICALS - 1.8%
Bayer AG                                                                                           784,900         $   40,018,644
                                                                                                                   --------------
CONGLOMERATES - 0.9%
Smiths Group PLC                                                                                 1,182,250         $   19,837,375
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 6.0%
Kao Corp. (l)                                                                                    1,340,000         $   35,742,411
L'Oreal S.A. (l)                                                                                   123,970             12,594,215
Reckitt Benckiser PLC                                                                            2,009,262             83,260,453
                                                                                                                   --------------
                                                                                                                   $  131,597,079
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 5.6%
Legrand S.A                                                                                        642,150         $   17,836,210
Nitto Denko Corp.                                                                                  387,500             22,968,796
Schneider Electric S.A. (l)                                                                        724,853             80,855,166
                                                                                                                   --------------
                                                                                                                   $  121,660,172
                                                                                                                   --------------
ELECTRONICS - 8.5%
Canon, Inc.                                                                                        835,950         $   43,604,319
Nintendo Co. Ltd. (l)                                                                              112,000             23,083,788
OMRON Corp.                                                                                        652,100             16,013,294
Ricoh Co. Ltd. (l)                                                                               1,762,000             35,062,450
Samsung Electronics Co. Ltd.                                                                        95,360             66,919,298
                                                                                                                   --------------
                                                                                                                   $  184,683,149
                                                                                                                   --------------
ENERGY - INDEPENDENT - 0.7%
CNOOC Ltd.                                                                                      19,182,000         $   15,954,941
                                                                                                                   --------------
ENERGY - INTEGRATED - 5.0%
BG Group PLC                                                                                     1,213,699         $   14,742,810
Royal Dutch Shell PLC, "A"                                                                       1,077,450             35,532,651
TOTAL S.A. (l)                                                                                     886,182             58,164,134
                                                                                                                   --------------
                                                                                                                   $  108,439,595
                                                                                                                   --------------
FOOD & BEVERAGES - 4.1%
Nestle S.A                                                                                         256,399         $   89,392,638
                                                                                                                   --------------
FOOD & DRUG STORES - 2.0%
Tesco PLC                                                                                        6,605,028         $   44,504,276
                                                                                                                   --------------
GAMING & LODGING - 3.3%
Ladbrokes PLC                                                                                    3,267,880         $   23,792,511
William Hill PLC                                                                                 4,073,015             49,055,662
                                                                                                                   --------------
                                                                                                                   $   72,848,173
                                                                                                                   --------------
INSURANCE - 7.5%
QBE Insurance Group Ltd. (l)                                                                     1,077,125         $   19,680,015
Assicurazioni Generali S.p.A. (l)                                                                  899,444             33,652,562
AXA (l)                                                                                          1,907,751             70,361,984
Swiss Reinsurance Co.                                                                              527,896             40,397,943
                                                                                                                   --------------
                                                                                                                   $  164,092,504
                                                                                                                   --------------
MACHINERY & TOOLS - 0.8%
Fanuc Ltd.                                                                                         230,500         $   17,995,766
                                                                                                                   --------------
MAJOR BANKS - 5.9%
Banca Intesa S.p.A                                                                               2,561,100         $   16,855,133
Credit Agricole S.A. (l)                                                                         1,220,110             53,604,205
Erste Bank der oesterreichischen Sparkassen AG (l)                                                 338,100             21,054,680
UniCredito Italiano S.p.A. (l)                                                                   4,607,755             38,249,082
                                                                                                                   --------------
                                                                                                                   $  129,763,100
                                                                                                                   --------------
MEDICAL EQUIPMENT - 0.6%
Synthes, Inc.                                                                                      106,820         $   11,873,160
                                                                                                                   --------------
METALS & MINING - 0.7%
BHP Billiton PLC                                                                                   827,300         $   14,276,394
                                                                                                                   --------------
NATURAL GAS - DISTRIBUTION - 1.4%
Gaz de France                                                                                      386,670         $   15,398,986
Tokyo Gas Co. Ltd. (l)                                                                           3,061,000             15,344,528
                                                                                                                   --------------
                                                                                                                   $   30,743,514
                                                                                                                   --------------
NETWORK & TELECOM - 0.7%
Ericsson, Inc., "B"                                                                              4,429,580         $   15,361,167
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.8%
Banco Bilbao Vizcaya Argentaria S.A.(l)                                                          1,632,850         $   37,794,721
Bangkok Bank Public Co. Ltd.                                                                     4,023,950             11,783,163
ORIX Corp. (l)                                                                                      45,970             12,709,433
PT Bank Central Asia Tbk                                                                        25,089,500             13,151,204
Shinsei Bank Ltd. (l)                                                                            4,473,000             27,270,926
UBS AG                                                                                           1,137,943             68,064,561
                                                                                                                   --------------
                                                                                                                   $  170,774,008
                                                                                                                   --------------
PHARMACEUTICALS - 8.7%
AstraZeneca PLC                                                                                    239,860         $   14,985,414
GlaxoSmithKline PLC                                                                              1,941,670             51,677,274
Roche Holding AG                                                                                   443,250             76,630,802
Sanofi-Aventis (l)                                                                                 512,331             45,615,216
                                                                                                                   --------------
                                                                                                                   $  188,908,706
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.8%
Canadian National Railway Co.                                                                      415,866         $   17,441,420
                                                                                                                   --------------
SPECIALTY CHEMICALS - 3.9%
Asahi Glass Co. Ltd. (l)                                                                         2,134,000         $   26,328,278
L'Air Liquide S.A., Bearer Shares (l)                                                              211,614             43,183,956
L'Air Liquide S.A., Registered Shares                                                               76,829             15,678,453
                                                                                                                   --------------
                                                                                                                   $   85,190,687
                                                                                                                   --------------
SPECIALTY STORES - 2.1%
Esprit Holdings Ltd.                                                                             2,421,500         $   22,083,854
NEXT PLC                                                                                           642,984             22,817,238
                                                                                                                   --------------
                                                                                                                   $   44,901,092
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.6%
Hutchison Telecommunications International Ltd. (a)                                              7,831,000         $   13,851,371
                                                                                                                   --------------
TELEPHONE SERVICES - 1.2%
FastWeb S.p.A. (a)(l)                                                                               39,430         $    1,787,824
Singapore Telecommunications Ltd.                                                               16,010,150             24,594,558
                                                                                                                   --------------
                                                                                                                   $   26,382,382
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 2.4%
E.ON AG (l)                                                                                        448,290         $   53,149,568
                                                                                                                   --------------
    TOTAL COMMON STOCKS                                                                                            $2,150,202,082
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 1.3%
New Center Asset Trust, 5.35%, due 10/02/06 (y)                                              $  28,516,000         $   28,511,762
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 18.6%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                                  406,166,366         $  406,166,366
                                                                                                                   --------------
    TOTAL INVESTMENTS(k)                                                                                           $2,584,880,210
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (18.4)%                                                                             (401,474,549)
                                                                                                                   --------------
    NET ASSETS - 100.0%                                                                                            $2,183,405,661
                                                                                                                   --------------

(a) Non-income producing security
(k) As of September 30, 2006, the fund had one security that was fair valued, aggregating $15,678,453 and 0.61% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR   American Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL INTERNATIONAL EQUITY FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $2,270,092,870
                                                               ==============
Gross unrealized appreciation                                  $  350,137,412
Gross unrealized depreciation                                     (35,350,072)
                                                               --------------
      Net unrealized appreciation (depreciation)               $  314,787,340
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

 (2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

-----------------------------------
France                        23.0%
-----------------------------------
United Kingdom                20.8%
-----------------------------------
Japan                         16.3%
-----------------------------------
Switzerland                   15.1%
-----------------------------------
Germany                        4.3%
-----------------------------------
Italy                          4.1%
-----------------------------------
South Korea                    3.1%
-----------------------------------
Hong Kong                      2.5%
-----------------------------------
Spain                          1.7%
-----------------------------------
Others                         9.1%
-----------------------------------

MFS INSTITUTIONAL LARGE CAP
GROWTH FUND

09/30/06
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

MFS Institutional Large Cap Growth Fund

ISSUER                                                                       SHARES/PAR            VALUE ($)
COMMON STOCKS - 98.9%
AEROSPACE - 2.9%
Boeing Co.                                                                        3,200         $    252,320
United Technologies Corp.                                                         7,750              490,963
                                                                                                ------------
                                                                                                $    743,283
                                                                                                ------------
APPAREL MANUFACTURERS - 1.0%
NIKE, Inc., "B"                                                                   3,020         $    264,612
                                                                                                ------------
AUTOMOTIVE - 0.6%
Harman International Industries, Inc.                                             1,780         $    148,523
                                                                                                ------------
BIOTECHNOLOGY - 6.2%
Amgen, Inc. (a)                                                                   7,490         $    535,760
Celgene Corp. (a)                                                                 7,930              343,369
Genzyme Corp. (a)                                                                 8,300              560,001
Gilead Sciences, Inc. (a)                                                         1,900              130,530
                                                                                                ------------
                                                                                                $  1,569,660
                                                                                                ------------
BROKERAGE & ASSET MANAGERS - 4.5%
Charles Schwab Corp.                                                             14,800         $    264,920
Chicago Mercantile Exchange
Holdings, Inc.                                                                      770              368,253
Legg Mason, Inc.                                                                  1,700              171,462
Merrill Lynch & Co., Inc.                                                         1,250               97,775
Morgan Stanley                                                                    3,270              238,416
                                                                                                ------------
                                                                                                $  1,140,826
                                                                                                ------------
BUSINESS SERVICES - 5.3%
Amdocs Ltd. (a)                                                                  11,110         $    439,956
Automatic Data Processing, Inc.                                                   4,130              195,514
CheckFree Corp. (a)                                                               3,080              127,266
First Data Corp.                                                                 13,930              585,060
                                                                                                ------------
                                                                                                $  1,347,796
                                                                                                ------------
CHEMICALS - 1.6%
Ecolab, Inc.                                                                      2,770         $    118,611
Monsanto Co.                                                                      6,080              285,821
                                                                                                ------------
                                                                                                $    404,432
                                                                                                ------------
COMPUTER SOFTWARE - 5.4%
Adobe Systems, Inc. (a)                                                          11,600         $    434,420
Microsoft Corp.                                                                  17,450              476,909
Oracle Corp. (a)                                                                 25,270              448,290
                                                                                                ------------
                                                                                                $  1,359,619
                                                                                                ------------
COMPUTER SOFTWARE - SYSTEMS - 2.8%
Apple Computer, Inc. (a)                                                          4,620         $    355,879
Hewlett-Packard Co.                                                               9,280              340,483
                                                                                                ------------
                                                                                                $    696,362
                                                                                                ------------
CONGLOMERATES - 0.4%
Textron, Inc.                                                                     1,210         $    105,875
                                                                                                ------------
CONSUMER GOODS & SERVICES - 4.4%
Avon Products, Inc.                                                               1,900         $     58,254
Colgate-Palmolive Co.                                                             1,940              120,474
eBay, Inc. (a)                                                                    5,820              165,055
Procter & Gamble Co.                                                             12,470              772,891
                                                                                                ------------
                                                                                                $  1,116,674
                                                                                                ------------
ELECTRICAL EQUIPMENT - 6.2%
Cooper Industries Ltd., "A"                                                       1,000         $     85,220
Danaher Corp.                                                                     2,380              163,435
General Electric Co.                                                             27,730              978,869
Rockwell Automation, Inc.                                                         3,740              217,294
W.W. Grainger, Inc.                                                               1,720              115,274
                                                                                                ------------
                                                                                                $  1,560,092
                                                                                                ------------
ELECTRONICS - 5.8%
Applied Materials, Inc.                                                           7,200         $    127,656
Intel Corp.                                                                      36,810              757,182
Marvell Technology Group Ltd. (a)                                                10,100              195,637
SanDisk Corp. (a)                                                                 4,850              259,669
Xilinx, Inc.                                                                      5,920              129,944
                                                                                                ------------
                                                                                                $  1,470,088
                                                                                                ------------
ENERGY - INTEGRATED - 0.6%
Exxon Mobil Corp.                                                                 2,200         $    147,620
                                                                                                ------------
FOOD & BEVERAGES - 1.5%
PepsiCo, Inc.                                                                     4,830         $    315,206
SYSCO Corp.                                                                       1,670               55,862
                                                                                                ------------
                                                                                                $    371,068
                                                                                                ------------
FOOD & DRUG STORES - 1.4%
CVS Corp.                                                                        11,310         $    363,277
                                                                                                ------------
GAMING & LODGING - 3.9%
Carnival Corp.                                                                    2,510         $    118,045
Harrah's Entertainment, Inc.                                                      2,850              189,326
International Game Technology                                                     8,340              346,110
Las Vegas Sands Corp. (a)                                                         3,020              206,417
Starwood Hotels & Resorts, Inc.                                                   2,160              123,530
                                                                                                ------------
                                                                                                $    983,428
                                                                                                ------------
GENERAL MERCHANDISE - 3.6%
Family Dollar Stores, Inc.                                                        1,300         $     38,012
Kohl's Corp. (a)                                                                  2,910              188,917
Target Corp.                                                                      5,280              291,720
Wal-Mart Stores, Inc.                                                             8,090              398,999
                                                                                                ------------
                                                                                                $    917,648
                                                                                                ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
UnitedHealth Group, Inc.                                                          2,900         $    142,680
                                                                                                ------------
INTERNET - 2.6%
Google, Inc., "A" (a)                                                             1,200         $    482,280
Yahoo!, Inc. (a)                                                                  7,300              184,544
                                                                                                ------------
                                                                                                $    666,824
                                                                                                ------------
LEISURE & TOYS - 2.3%
Electronic Arts, Inc. (a)                                                        10,430         $    580,742
                                                                                                ------------
MACHINERY & TOOLS - 1.4%
Deere & Co.                                                                       3,800         $    318,858
Precision Castparts Corp.                                                           500               31,580
                                                                                                ------------
                                                                                                $    350,438
                                                                                                ------------
MAJOR BANKS - 1.6%
JPMorgan Chase & Co.                                                              4,000         $    187,840
State Street Corp.                                                                3,400              212,160
                                                                                                ------------
                                                                                                $    400,000
                                                                                                ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
McKesson Corp.                                                                    2,400         $    126,528
                                                                                                ------------
MEDICAL EQUIPMENT - 3.6%
Baxter International, Inc.                                                        4,840         $    220,022
C.R. Bard, Inc.                                                                     820               61,500
DENTSPLY International, Inc.                                                      3,120               93,943
Medtronic, Inc.                                                                   7,900              366,876
St. Jude Medical, Inc. (a)                                                        4,820              170,098
                                                                                                ------------
                                                                                                $    912,439
                                                                                                ------------
NETWORK & TELECOM - 5.6%
Cisco Systems, Inc. (a)                                                          34,030         $    782,690
Corning, Inc. (a)                                                                13,300              324,653
Juniper Networks, Inc. (a)                                                        3,710               64,109
QUALCOMM, Inc.                                                                    6,740              244,999
                                                                                                ------------
                                                                                                $  1,416,451
                                                                                                ------------
OIL SERVICES - 3.2%
GlobalSantaFe Corp.                                                               6,130         $    306,439
Noble Corp.                                                                       2,740              175,853
Transocean, Inc. (a)                                                                850               62,246
Weatherford International Ltd. (a)                                                6,280              262,002
                                                                                                ------------
                                                                                                $    806,540
                                                                                                ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.0%
American Express Co.                                                              8,300         $    465,464
SLM Corp.                                                                         5,290              274,974
UBS AG                                                                            4,350              257,999
                                                                                                ------------
                                                                                                $    998,437
                                                                                                ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.6%
EMC Corp. (a)                                                                    13,550         $    162,329
                                                                                                ------------
PHARMACEUTICALS - 8.3%
Allergan, Inc.                                                                    3,250         $    365,983
Eli Lilly & Co.                                                                   7,190              409,830
Johnson & Johnson                                                                 9,430              612,384
Roche Holding Ltd., ADR                                                           3,730              323,205
Wyeth                                                                             7,460              379,266
                                                                                                ------------
                                                                                                $  2,090,668
                                                                                                ------------
RAILROAD & SHIPPING - 1.0%
Burlington Northern Santa Fe Corp.                                                2,720         $    199,757
Norfolk Southern Corp.                                                            1,130               49,777
                                                                                                ------------
                                                                                                $    249,534
                                                                                                ------------
RESTAURANTS - 0.3%
YUM! Brands, Inc.                                                                 1,300         $     67,665
                                                                                                ------------
SPECIALTY STORES - 3.6%
Best Buy Co., Inc.                                                                2,120         $    113,547
Home Depot, Inc.                                                                  6,770              245,548
Lowe's Cos., Inc.                                                                 4,120              115,607
Staples, Inc.                                                                    10,630              258,628
Williams-Sonoma, Inc.                                                             5,400              174,906
                                                                                                ------------
                                                                                                $    908,236
                                                                                                ------------
TOBACCO - 0.7%
Altria Group, Inc.                                                                2,220         $    169,941
                                                                                                ------------
TRUCKING - 0.9%
FedEx Corp.                                                                       2,180         $    236,922
                                                                                                ------------
TOTAL COMMON STOCKS                                                                             $ 24,997,257
                                                                                                ------------
REPURCHASE AGREEMENTS - 1.3%
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/2/06, total to be received $341,152 (secured by U.S. Treasury and Federal Agency
obligations and Mortgage Backed securities in a jointly traded account)    $    341,000         $    341,000
                                                                                                ------------
TOTAL INVESTMENTS                                                                               $ 25,338,257
                                                                                                ------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                              (59,081)
                                                                                                ------------
NET ASSETS - 100.0%                                                                             $ 25,279,176
                                                                                                ------------

(a) Non-income producing security.

The following abbreviations are used in this report and are defined:

ADR   American Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL LARGE CAP GROWTH FUND SUPPLEMENTAL
SCHEDULE (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost                                              $ 25,508,976
                                                            ============
Gross unrealized appreciation                               $  1,362,558
Gross unrealized depreciation                                 (1,533,277)
                                                            -----------
      Net unrealized appreciation (depreciation)            $  (170,719)
                                                            ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) INSTITUTIONAL LARGE CAP
VALUE FUND

09/30/06
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

MFS Institutional Large Cap Value Fund

ISSUER                                                                       SHARES/PAR            VALUE ($)

COMMON STOCKS - 98.4%

AEROSPACE - 7.1%
Lockheed Martin Corp.                                                            40,820         $  3,512,962
Northrop Grumman Corp.                                                           33,730            2,296,001
United Technologies Corp.                                                        24,170            1,531,170
                                                                                                ------------
                                                                                                $  7,340,133
                                                                                                ------------
ALCOHOLIC BEVERAGES - 1.0%
Diageo PLC, ADR                                                                  14,670         $  1,042,157
                                                                                                ------------
APPAREL MANUFACTURERS - 1.2%
Hanesbrands, Inc. (a)                                                             3,410         $     76,759
NIKE, Inc., "B"                                                                  13,200            1,156,584
                                                                                                ------------
                                                                                                $  1,233,343
                                                                                                ------------
AUTOMOTIVE - 0.4%
Johnson Controls, Inc.                                                            5,720         $    410,353
                                                                                                ------------
BROADCASTING - 1.4%
Viacom, Inc., "B" (a)                                                            21,900         $    814,242
Walt Disney Co.                                                                  12,540              387,611
WPP Group PLC, ADR                                                                4,190              258,649
                                                                                                ------------
                                                                                                $  1,460,502
                                                                                                ------------
BROKERAGE & ASSET MANAGERS - 6.1%
Franklin Resources, Inc.                                                          4,830         $    510,773
Goldman Sachs Group, Inc.                                                        20,440            3,457,835
Lehman Brothers Holdings, Inc.                                                   10,550              779,223
Mellon Financial Corp.                                                           23,510              919,241
Merrill Lynch & Co., Inc.                                                         7,970              623,413
                                                                                                ------------
                                                                                                $  6,290,485
                                                                                                ------------
BUSINESS SERVICES - 1.2%
Accenture Ltd., "A"                                                              38,860         $  1,232,251
                                                                                                ------------
CHEMICALS - 3.3%
Dow Chemical Co.                                                                 18,120         $    706,318
Nalco Holding Co. (a)                                                            12,250              226,870
PPG Industries, Inc.                                                             19,890            1,334,221
Syngenta AG, ADR                                                                 36,570            1,103,683
                                                                                                ------------
                                                                                                $  3,371,092
                                                                                                ------------
COMPUTER SOFTWARE - 1.3%
Oracle Corp. (a)                                                                 54,820         $    972,507
Symantec Corp. (a)                                                               14,960              318,349
                                                                                                ------------
                                                                                                $  1,290,856
                                                                                                ------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
Hewlett-Packard Co.                                                              10,200         $    374,238
                                                                                                ------------
CONSTRUCTION - 2.3%
Masco Corp.                                                                      69,360         $  1,901,851
Sherwin-Williams Co.                                                              8,570              478,035
                                                                                                ------------
                                                                                                $  2,379,886
                                                                                                ------------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (a)                                                17,710         $    198,352
                                                                                                ------------
ELECTRICAL EQUIPMENT - 1.5%
Cooper Industries Ltd., "A"                                                       7,070         $    602,505
Rockwell Automation, Inc.                                                           900               52,290
Tyco International Ltd.                                                           8,290              232,037
W.W. Grainger, Inc.                                                               9,660              647,413
                                                                                                ------------
                                                                                                $  1,534,245
                                                                                                ------------
ELECTRONICS - 1.1%
Analog Devices, Inc.                                                             10,200         $    299,778
Intel Corp.                                                                      38,910              800,379
                                                                                                ------------
                                                                                                $  1,100,157
                                                                                                ------------
ENERGY - INDEPENDENT - 2.3%
Apache Corp.                                                                     11,360         $    717,952
Devon Energy Corp.                                                               15,160              957,354
EOG Resources, Inc.                                                              10,000              650,500
                                                                                                ------------
                                                                                                $  2,325,806
                                                                                                ------------
ENERGY - INTEGRATED - 9.0%
BP PLC, ADR                                                                      12,220         $    801,388
Chevron Corp.                                                                    12,193              790,838
ConocoPhillips                                                                   30,320            1,804,950
Exxon Mobil Corp.                                                                37,830            2,538,393
Hess Corp.                                                                       24,410            1,011,062
TOTAL S.A., ADR                                                                  35,360            2,331,638
                                                                                                ------------
                                                                                                $  9,278,269
                                                                                                ------------
FOOD & BEVERAGES - 3.0%
Kellogg Co.                                                                      25,150         $  1,245,428
Nestle S.A., ADR                                                                  9,270              810,662
PepsiCo, Inc.                                                                     7,884              514,510
Sara Lee Corp.                                                                   27,280              438,390
Tyson Foods, Inc., "A"                                                            7,100              112,748
                                                                                                ------------
                                                                                                $  3,121,738
                                                                                                ------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc.                                                                     6,950         $    142,962
International Paper Co.                                                          15,100              522,913
                                                                                                ------------
                                                                                                $    665,875
                                                                                                ------------
GENERAL MERCHANDISE - 0.6%
Federated Department Stores, Inc.                                                14,360         $    620,496
                                                                                                ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.1%
CIGNA Corp.                                                                       4,510         $    524,603
WellPoint, Inc. (a)                                                               8,010              617,171
                                                                                                ------------
                                                                                                $  1,141,774
                                                                                                ------------
INSURANCE - 9.2%
AFLAC, Inc.                                                                       4,600         $    210,496
Allstate Corp.                                                                   56,986            3,574,732
Chubb Corp.                                                                      12,750              662,490
Genworth Financial, Inc., "A"                                                    26,970              944,220
Hartford Financial Services Group, Inc.                                          11,540            1,001,095
MetLife, Inc.                                                                    53,510            3,032,947
                                                                                                ------------
                                                                                                $  9,425,980
                                                                                                ------------
LEISURE & TOYS - 0.4%
Hasbro, Inc.                                                                     17,690         $    402,448
                                                                                                ------------
MACHINERY & TOOLS - 2.6%
Deere & Co.                                                                      29,840         $  2,503,874
Illinois Tool Works, Inc.                                                         4,390              197,111
                                                                                                ------------
                                                                                                $  2,700,985
                                                                                                ------------
MAJOR BANKS - 9.1%
Bank of America Corp.                                                            89,690         $  4,804,693
Bank of New York Co., Inc.                                                       29,220            1,030,297
PNC Financial Services Group, Inc.                                               20,400            1,477,776
SunTrust Banks, Inc.                                                             26,890            2,078,059
                                                                                                ------------
                                                                                                $  9,390,825
                                                                                                ------------
NETWORK & TELECOM - 0.5%
Cisco Systems, Inc. (a)                                                          23,140         $    532,220
                                                                                                ------------
OIL SERVICES - 0.2%
Noble Corp.                                                                       2,660         $    170,719
                                                                                                ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.8%
American Express Co.                                                             17,505         $    981,680
Citigroup, Inc.                                                                  66,310            3,293,618
Fannie Mae                                                                       33,912            1,896,020
Freddie Mac                                                                       7,590              503,445
UBS AG                                                                           23,310            1,382,516
                                                                                                ------------
                                                                                                $  8,057,279
                                                                                                ------------
PHARMACEUTICALS - 7.0%
Abbott Laboratories                                                              12,280         $    596,317
Eli Lilly & Co.                                                                  14,220              810,540
Johnson & Johnson                                                                43,350            2,815,149
Merck & Co., Inc.                                                                38,100            1,596,390
Wyeth                                                                            27,040            1,374,714
                                                                                                ------------
                                                                                                $  7,193,110
                                                                                                ------------
PRINTING & PUBLISHING - 0.2%
New York Times Co., "A"                                                           9,100         $    209,118
                                                                                                ------------
RAILROAD & SHIPPING - 1.8%
Burlington Northern Santa Fe Corp.                                               17,100         $  1,255,824
Norfolk Southern Corp.                                                           13,710              603,926
                                                                                                ------------
                                                                                                $  1,859,750
                                                                                                ------------
SPECIALTY CHEMICALS - 1.4%
Air Products & Chemicals, Inc.                                                   11,560         $    767,237
Praxair, Inc.                                                                    10,870              643,069
                                                                                                ------------
                                                                                                $  1,410,306
                                                                                                ------------
SPECIALTY STORES - 0.4%
Home Depot, Inc.                                                                 10,040         $    364,151
                                                                                                ------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
Vodafone Group PLC, ADR                                                          39,166         $    895,335
                                                                                                ------------
TELEPHONE SERVICES - 2.8%
Embarq Corp.                                                                     10,415         $    503,774
Sprint Nextel Corp.                                                              99,360            1,704,024
Verizon Communications, Inc.                                                     17,280              641,606
                                                                                                ------------
                                                                                                $  2,849,404
                                                                                                ------------
TOBACCO - 3.7%
Altria Group, Inc.                                                               50,290         $  3,849,700
                                                                                                ------------
TRUCKING - 0.1%
Con-way, Inc.                                                                     1,750         $     78,435
                                                                                                ------------
UTILITIES - ELECTRIC POWER - 5.2%
Dominion Resources, Inc.                                                         27,040         $  2,068,290
Entergy Corp.                                                                     5,230              409,143
Exelon Corp.                                                                      3,390              205,231
FPL Group, Inc.                                                                  32,440            1,459,800
PPL Corp.                                                                        10,150              333,935
Public Service Enterprise Group, Inc.                                             3,570              218,448
TXU Corp.                                                                         9,620              601,442
                                                                                                ------------
                                                                                                $  5,296,289
                                                                                                ------------
    TOTAL COMMON STOCKS                                                                         $101,098,062
                                                                                                ------------
SHORT-TERM OBLIGATIONS - 1.1%
Windmill Funding Corp., 5.35%, due 10/02/06 (t)(y)                         $  1,088,000         $  1,087,277
                                                                                                ------------
    TOTAL INVESTMENTS                                                                           $102,185,339
                                                                                                ------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                553,812
                                                                                                ------------
    NET ASSETS - 100.0%                                                                         $102,739,151
                                                                                                ------------

(a) Non-income producing security.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2)
    of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase

The following abbreviations are used in this report and are defined:

ADR  American Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL LARGE CAP VALUE FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006


(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $  85,487,092
                                                              =============
Gross unrealized appreciation                                 $  18,241,668
Gross unrealized depreciation                                    (1,543,421)
                                                              -------------
      Net unrealized appreciation (depreciation)              $  16,698,247
                                                              =============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Institutional International
Research Equity Fund

09/30/06
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

MFS Institutional International Research Equity Fund

ISSUER                                                                           SHARES/PAR          VALUE ($)
COMMON STOCKS - 99.3%
AEROSPACE - 0.6%
Finmeccanica S.p.A.                                                                  54,060        $  1,207,417
                                                                                                   ------------
AIRLINES - 0.3%
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR                                   16,350        $    555,900
                                                                                                   ------------
ALCOHOLIC BEVERAGES - 1.8%
Diageo PLC                                                                          107,800        $  1,903,642
Grupo Modelo S.A. de C.V.,"C"                                                       156,180             678,468
Pernod Ricard S.A.                                                                    4,120             857,487
                                                                                                   ------------
                                                                                                   $  3,439,597
                                                                                                   ------------
APPAREL MANUFACTURERS - 2.0%
Burberry Group PLC                                                                  146,320        $  1,413,117
Li & Fung Ltd.                                                                      457,000           1,135,659
LVMH Moet Hennessy Louis Vuitton S.A.                                                12,160           1,253,080
                                                                                                   ------------
                                                                                                   $  3,801,856
                                                                                                   ------------
AUTOMOTIVE - 4.9%
Bayerische Motoren Werke AG                                                          38,840        $  2,080,775
Compagnie Generale des Etablissements Michelin                                       16,110           1,180,988
Continental AG                                                                       25,843           2,997,099
Nissan Motor Co. Ltd.                                                               160,700           1,800,297
Toyota Motor Corp.                                                                   25,500           1,386,257
                                                                                                   ------------
                                                                                                   $  9,445,416
                                                                                                   ------------
BIOTECHNOLOGY - 1.0%
Actelion Ltd. (a)                                                                    13,600        $  1,951,014
                                                                                                   ------------
BROADCASTING - 3.4%
Antena 3 de Television S.A.                                                          42,800        $    875,589
Grupo Televisa S.A., ADR                                                             86,490           1,838,777
Nippon Television Network Corp.                                                       5,510             753,050
WPP Group PLC                                                                       251,190           3,112,325
                                                                                                   ------------
                                                                                                   $  6,579,741
                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 0.9%
EFG International (a)                                                                32,190        $  1,057,942
Singapore Exchange Ltd.                                                             205,000             573,048
                                                                                                   ------------
                                                                                                   $  1,630,990
                                                                                                   ------------
BUSINESS SERVICES - 0.6%
Mitsubishi Corp.                                                                     60,100        $  1,129,785
                                                                                                   ------------
CHEMICALS - 4.1%
Bayer AG                                                                             65,670        $  3,348,228
Sasol Ltd.                                                                           21,150             695,045
Syngenta AG                                                                          15,070           2,272,762
Umicore                                                                              10,400           1,539,310
                                                                                                   ------------
                                                                                                   $  7,855,345
                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
Capgemini S.A.                                                                       22,740        $  1,206,425
                                                                                                   ------------
CONGLOMERATES - 1.3%
Siemens AG                                                                           27,820        $  2,427,546
                                                                                                   ------------
CONSTRUCTION - 2.8%
CEMEX S.A. de C.V., ADR (a)                                                          61,304        $  1,844,024
CRH PLC                                                                              50,520           1,706,304
Italcementi S.p.A.                                                                   61,750             999,332
Italcementi S.p.A. - Ordinary                                                        29,790             754,520
                                                                                                   ------------
                                                                                                   $  5,304,180
                                                                                                   ------------
CONSUMER GOODS & SERVICES - 2.2%
Kao Corp.                                                                            73,000        $  1,947,161
Kimberly-Clark de Mexico S.A. de C.V., "A"                                          198,650             800,535
Reckitt Benckiser PLC                                                                36,330           1,505,454
                                                                                                   ------------
                                                                                                   $  4,253,150
                                                                                                   ------------
ELECTRICAL EQUIPMENT - 1.3%
Schneider Electric S.A.                                                              22,556        $  2,516,054
                                                                                                   ------------
ELECTRONICS - 4.8%
Konica Minolta Holdings, Inc. (a)                                                    92,500        $  1,239,130
Nintendo Co. Ltd.                                                                     6,200           1,277,853
Nippon Electric Glass Co. Ltd.                                                       27,000             595,580
Royal Philips Electronics N.V.                                                       55,500           1,947,709
Samsung Electronics Co. Ltd.                                                          4,386           3,077,895
Taiwan Semiconductor Manufacturing Co. Ltd.                                         611,564           1,102,699
                                                                                                   ------------
                                                                                                   $  9,240,866
                                                                                                   ------------
ENERGY - INDEPENDENT - 0.6%
Norsk Hydro A.S.A.                                                                   47,050        $  1,051,326
                                                                                                   ------------
ENERGY - INTEGRATED - 6.2%
Petroleo Brasileiro S.A., ADR                                                         7,770        $    651,359
Royal Dutch Shell PLC, "A"                                                          142,650           4,704,379
Statoil A.S.A.                                                                       86,140           2,037,039
TOTAL S.A.                                                                           67,540           4,432,956
                                                                                                   ------------
                                                                                                   $ 11,825,733
                                                                                                   ------------
FOOD & BEVERAGES - 2.6%
Nestle S.A.                                                                          12,352        $  4,306,483
Nong Shim Co. Ltd.                                                                    2,242             639,759
                                                                                                   ------------
                                                                                                   $  4,946,242
                                                                                                   ------------
FOOD & DRUG STORES - 1.2%
Sundrug Co. Ltd.                                                                     18,000        $    413,057
Tesco PLC                                                                           275,431           1,855,837
                                                                                                   ------------
                                                                                                   $  2,268,894
                                                                                                   ------------
FOREST & PAPER PRODUCTS - 0.7%
Aracruz Celulose S.A., ADR                                                           10,370        $    516,115
Votorantim Celulose e Papel S.A., ADR                                                44,520             754,169
                                                                                                   ------------
                                                                                                   $  1,270,284
                                                                                                   ------------
INSURANCE - 3.8%
Assicurazioni Generali S.p.A.                                                        69,370        $  2,595,468
AXA                                                                                  91,400           3,371,030
Swiss Reinsurance Co.                                                                17,945           1,373,265
                                                                                                   ------------
                                                                                                   $  7,339,763
                                                                                                   ------------
INTERNET - 0.3%
Universo Online S.A., IPS (a)                                                        84,300        $    501,023
LEISURE & TOYS - 1.6%
Capcom Co. Ltd.                                                                      45,400        $    659,693
Konami Corp.                                                                         45,200           1,148,228
NAMCO BANDAI Holdings, Inc.                                                          80,200           1,261,115
                                                                                                   ------------
                                                                                                   $  3,069,036
                                                                                                   ------------
MACHINERY & TOOLS - 0.8%
Fanuc Ltd.                                                                           19,900        $  1,553,647
                                                                                                   ------------
MAJOR BANKS - 14.3%
Barclays PLC                                                                        250,130        $  3,155,370
BNP Paribas                                                                          35,635           3,834,870
Credit Agricole S.A.                                                                 59,469           2,612,706
DBS Group Holdings Ltd.                                                             168,000           2,030,787
Deutsche Postbank AG                                                                 15,980           1,213,006
Erste Bank der oesterreichischen Sparkassen AG                                       26,518           1,651,369
Mitsubishi Tokyo Financial Group, Inc.                                                  228           2,934,587
Royal Bank of Scotland Group PLC                                                    102,045           3,512,352
Sumitomo Mitsui Financial Group, Inc.                                                   287           3,013,506
Svenska Handelsbanken AB, "A"                                                        38,100           1,029,955
UniCredito Italiano S.p.A.                                                          289,020           2,399,162
                                                                                                   ------------
                                                                                                   $ 27,387,670
                                                                                                   ------------
METALS & MINING - 3.3%
BHP Billiton PLC                                                                    206,610        $  3,565,388
Companhia Siderurgica Nacional S.A., ADR                                             22,850             649,626
POSCO                                                                                 6,830           1,768,495
Ternium S.A., ADR (a)                                                                15,760             365,002
                                                                                                   ------------
                                                                                                   $  6,348,511
                                                                                                   ------------
NATURAL GAS - DISTRIBUTION - 0.7%
Tokyo Gas Co. Ltd.                                                                  281,000        $  1,408,629
                                                                                                   ------------
NATURAL GAS - PIPELINE - 0.4%
Gazprom OAO, ADR                                                                     16,520        $    715,316
                                                                                                   ------------
NETWORK & TELECOM - 0.3%
TomTom N.V. (a)                                                                      12,770        $    537,228
                                                                                                   ------------
OIL SERVICES - 0.6%
Saipem S.p.A.                                                                        28,640        $    622,014
Vallourec S.A.                                                                        2,660             620,419
                                                                                                   ------------
                                                                                                   $  1,242,433
                                                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 11.0%
AEON Credit Service Co. Ltd.                                                         51,900        $  1,241,522
Aiful Corp.                                                                           8,600             332,800
Akbank T.A.S.                                                                       212,374           1,086,760
Banco Bilbao Vizcaya Argentaria S.A.                                                 52,620           1,217,968
Banco Nossa Caixa S.A.                                                               24,430             487,700
Bangkok Bank Public Co. Ltd.                                                        265,200             776,574
Bank of Cyprus Public Co. Ltd.                                                       51,710             525,982
China Merchants Bank Co. Ltd. (a)                                                    19,000              26,778
CSU Cardsystem S.A. (a)                                                              77,850             466,275
Hana Financial Group, Inc.                                                           18,580             850,258
HSBC Holdings PLC                                                                   196,982           3,592,799
ORIX Corp.                                                                            6,330           1,750,070
OTP Bank Ltd., GDR                                                                   14,260             896,954
Shinsei Bank Ltd.                                                                   194,000           1,182,777
SinoPac Holdings                                                                  1,582,000             754,926
Takefuji Corp.                                                                        7,200             330,446
UBS AG                                                                               67,049           4,010,448
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                     20,040           1,482,960
                                                                                                   ------------
                                                                                                   $ 21,013,997
                                                                                                   ------------
PHARMACEUTICALS - 6.8%
Astellas Pharma, Inc.                                                                59,100        $  2,377,112
GlaxoSmithKline PLC                                                                 227,720           6,060,736
Novartis AG                                                                          25,060           1,462,860
Roche Holding AG                                                                     18,170           3,141,301
                                                                                                   ------------
                                                                                                   $ 13,042,009
                                                                                                   ------------
SPECIALTY CHEMICALS - 1.2%
Asahi Glass Co. Ltd.                                                                103,000        $  1,270,765
Lonza Group AG                                                                       14,550           1,007,581
                                                                                                   ------------
                                                                                                   $  2,278,346
                                                                                                   ------------
SPECIALTY STORES - 1.7%
Grupo Elektra S.A. de C.V.                                                           52,960        $    509,966
NEXT PLC                                                                             50,140           1,779,292
Yamada Denki Co. Ltd.                                                                10,300           1,032,660
                                                                                                   ------------
                                                                                                   $  3,321,918
                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
America Movil S.A. de C.V., "L", ADR                                                 15,800        $    622,046
Rogers Communications, Inc., "B"                                                     28,330           1,551,010
                                                                                                   ------------
                                                                                                   $  2,173,056
                                                                                                   ------------
TELEPHONE SERVICES - 4.1%
France Telecom S.A.                                                                  67,160        $  1,541,740
Singapore Telecommunications Ltd.                                                 1,198,440           1,841,026
Telenor A.S.A.                                                                      139,870           1,824,834
TELUS Corp.                                                                          46,910           2,639,566
                                                                                                   ------------
                                                                                                   $  7,847,166
                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 3.4%
E.ON AG                                                                              37,520        $  4,448,397
Equatorial Energia S.A., IEU (a)                                                     90,320             663,720
SUEZ S.A.                                                                            30,108           1,324,283
                                                                                                   ------------
                                                                                                   $  6,436,400
                                                                                                   ------------
TOTAL COMMON STOCKS                                                                                $190,123,909
                                                                                                   ------------
SHORT-TERM OBLIGATIONS - 0.1%
General Electric Capital Corp., 5.36%, due 10/02/06 (y)                          $  141,000        $    140,979
                                                                                                   ------------

    TOTAL INVESTMENTS                                                                              $190,264,888
                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                 1,187,625
                                                                                                   ------------
    NET ASSETS - 100.0%                                                                            $191,452,513
                                                                                                   ------------


(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
GDR       Global Depository Receipt
IEU       International Equity Unit

MFS Institutional International Research Equity Fund
IPS       International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $160,751,886
                                                             ============
Gross unrealized appreciation                                $ 31,138,526
Gross unrealized depreciation                                  (1,625,524)
                                                             ------------
Net unrealized appreciation (depreciation)                   $ 29,513,002
                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

---------------------------------
United Kingdom             18.8%
---------------------------------
Japan                      16.7%
---------------------------------
France                     12.9%
---------------------------------
Switzerland                10.7%
---------------------------------
Germany                     8.6%
---------------------------------
Italy                       4.5%
---------------------------------
Mexico                      3.6%
---------------------------------
South Korea                 3.3%
---------------------------------
Brazil                      3.2%
---------------------------------
Others                     17.7%
---------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
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By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.